Bank Loans and Notes Payables - Summary of Interest Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,697	$ 4,361	$ 4,215
Finance charges for employee benefits (See Note 15.4)	391	305	297
Derivative instruments (Interest)	2,307	2,147	2,086
Interest expense for leases (See Note 9)	381	349	278
Finance operating charges	354	370	226
Total	$ 8,130	$ 7,532	$ 7,102